Ropes & Gray
                               One International Place
                            Boston, Massachusetts  02110-2624
                                   (617) 951-7000
                                  Fax (617) 951-7050

                     Writer's Direct Dial Number:   (617) 951-7013


                                                               September 6, 2002


ELECTRONIC SUBMISSION - VIA EDGAR
---------------------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   The Alliance Portfolios (the "Trust")
      (File Nos. 33-12988 and 811-05088)
      Alliance Conservative Investors Fund;
      Alliance Growth Investors Fund

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"). I hereby certify on behalf of the Trust that the form of Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 45 to its Registration Statement on Form N-1A, which was filed by electronic transmission on September 3, 2002, and pursuant to which the Staff has granted a filing date adjustment to August 29, 2002.

Please direct any questions you may have with respect to this filing to me at the number indicated above or, in my absence, to John McGinty (617-951-7569) of this office.

                                                    Very truly yours,

                                                    KEVIN B. ACKLIN

                                                    Kevin B. Acklin

cc:      Andrew L. Gangolf, Esq.
         Brian D. McCabe, Esq.
         John B. McGinty, Jr., Esq.